Investments Accounted for by the Equity Method and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
CVSR
Schedule of Equity Method Investments
Summarized financial information of equity method investment
The following table presents summarized financial information for CVSR:

	Year Ended December 31,
	2014	2013	2012
Income Statement Data:	(In millions)
Operating revenues	$82	$47	$2
Operating income	40	22	1
Net income	17	4	1

		As of December 31,
		2014	2013
		(In millions)
Balance Sheet Data:
Current assets		$173	$455
Non-current assets		868	932
Current liabilities		33	412
Non-current liabilities		799	769

GCE Holdings LLC
Schedule of Equity Method Investments
Summarized financial information of equity method investment
The following table presents summarized financial information for GCE Holding LLC:

	Year ended December 31,
	2014	2013	2012
Income Statement Data:	(In millions)
Operating revenues	$82	$80	$78
Operating income	40	44	45
Net income	28	31	29

	December 31, 2014	December 31, 2013
Balance Sheet Data:	(In millions)
Current assets	$33	$32
Non-current assets	438	454
Current liabilities	20	18
Non-current liabilities	223	232

The following table presents undistributed equity earnings for the Company's three equity method investments:

	As of December 31,
	2014	2013
	(In millions)
Undistributed earnings from equity investments	$22	$19